Investments - Secured Borrowings and Loaned Securities - Additional Information (Detail) $ in Millions	Jun. 30, 2015 USD ($)
Investment [Line Items]
Collateral received	$ 92
Certificates of deposit
Investment [Line Items]
Collateral received	79
U.S. government and agency securities
Investment [Line Items]
Collateral received	$ 13